Long-term Debt and Credit Facilities - Long Term Debt and Credit Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long Term Debt [Line Items]
Long term debt	$ 288,225	$ 291,275
Current portion of long-term debt	(3,050)	(3,050)
Long term debt non current	285,175	288,225
First lien facility [Member]
Long Term Debt [Line Items]
Long term debt	$ 288,225	$ 291,275